Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Assets and (Liabilities) Measured at Fair Value
The fair value (in millions) of our financial assets and (liabilities) was determined using the following inputs:

Fair Value at September 30, 2020	Level 1	Level 2	Level 3
Measured on a recurring basis:
Corporate debt securities	$17.6	$—	$—
Money market mutual funds	$82.4	$—	$—
Derivative contract, net	$—	$(12.4)	$—

Measured on a non-recurring basis:
N/A	$—	$—	$—

Fair Value at December 31, 2019	Level 1	Level 2	Level 3
Measured on a recurring basis:
Corporate debt securities	$—	$—	$—
Money market mutual funds	$—	$—	$—
Derivative contract, net	$—	$(6.0)	$—

Measured on a non-recurring basis:
Impaired right-of-use assets	$—	$—	$1.4

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Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Assets and (Liabilities) Measured at Fair Value
Following are the disclosures related to our assets and (liabilities) that are measured at fair value (in millions):

Fair Value at December 31, 2019	Level 1	Level 2	Level 3
Measured on a recurring basis:
Derivative contract, net	$—	$(6.0)	$—

Measured on a non-recurring basis:
Impaired right-of-use assets	$—	$—	$1.4

Fair Value at December 31, 2018	Level 1	Level 2	Level 3
Measured on a recurring basis:
	$—	$—	$—

Measured on a non-recurring basis:
	$—	$—	$—